HENDERSON GLOBAL FUNDS

Henderson Global Opportunities Fund
(the “Fund”)

Supplement dated March 30, 2011
to the Prospectus dated November 30, 2010, as supplemented January 14, 2011 and to the Summary Prospectus dated November 30, 2010

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Change in Fund Name and Principal Investment Strategies
Effective June 1, 2011, the “Henderson Global Opportunities Fund” will be renamed the “Henderson Global Leaders Fund.”

In connection with the Fund’s name change, the following paragraph will replace the third paragraph in the “Principal Investment Strategies” section on page thirteen (13) of the Prospectus and page two (2) of the Summary Prospectus.

Fund investment performance will be derived primarily from stock selection.  A strategic asset allocation process will be a secondary and less important contributor to the investment process.  The Fund generally purchases securities of companies that are regarded highly by the manager based upon an analysis of a company’s valuations relative to earnings forecasts or other valuation criteria, earnings growth prospects of a company, the quality of a company’s management and the unique competitive advantages of a company.  Region and sector allocations will result from underlying stock selection.

Change in Management Fee and Expense Limitation
Effective June 1, 2011, the management fee rate the Fund pays to Henderson Global Investors (North America) Inc. will be reduced and the Fund’s expense limitation will be lowered.

The following table replaces the “Annual Fund Operating Expenses” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page twelve (12) of the Prospectus and the first page of the Summary Prospectus:

	Class A	Class C
Management Fees(a)	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	1.02%	1.02%
Total Annual Operating Expenses	2.07%	2.82%
Fee Waiver and/or Expense Reimbursement(b)	0.67%	0.67%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	2.15%

(a)	Management Fees have been restated to reflect a change in the management fee rate effective June 1, 2011.
(b)
The Fund’s adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses, less distribution and service fees, to 1.15% of the Fund’s average daily net assets.  The Fund’s Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2020.  The Fund’s adviser may discontinue the fee waiver or expense reimbursement in the Expense Limitation Agreement at any time after its expiration date.

The following table replaces the “Expense Example” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page twelve (12) of the Prospectus and the first page of the Summary Prospectus:

	1-Year	3-Year	5-Year	10-Year
Class A	$709	$993	$1,298	$2,193
Class C	$318	$673	$1,155	$2,517

You would pay the following expenses if you did not redeem your shares:

	1-Year	3-Year	5-Year	10-Year
Class A	$709	$993	$1,298	$2,193
Class C	$218	$673	$1,155	$2,517

The following information replaces the information with respect to the Fund in the third paragraph under “Investment Adviser and Subadviser” in the “Management of the Funds” section on page thirty-two (32) of the Prospectus:

Effective June 1, 2011, the Fund pays the Adviser a monthly fee at an annual rate of the Fund’s average daily net assets as set forth below:

Global Leaders Fund
0.80% for the first $500 million;
0.70% for the next $1 billion; and
0.65% for the balance thereafter.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

HENDERSON GLOBAL FUNDS

Henderson Japan-Asia Focus Fund
(the “Fund”)

Supplement dated March 30, 2011
to the Prospectus dated November 30, 2010, as supplemented January 14, 2011 and to the Summary Prospectus dated November 30, 2010

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Change in Investment Policy and Fund Name
The Board of Trustees has approved a change to the Fund’s 80% non-fundamental investment policy effective June 1, 2011.  The Fund’s current policy is: “Under normal circumstances, the Fund invests at least 75% of its net assets in equity securities of Japanese companies, and at least 80% of its net assets in equity securities of Asian companies, including Japan.”  The new policy will be: “Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies economically tied to Japan.”

Effective June 1, 2011, the “Henderson Japan-Asia Focus Fund” will be renamed the “Henderson Japan Focus Fund.”

In connection with the investment policy and name changes, the following information replaces the first paragraph of the Fund’s “Principal Investment Strategies” section on page 25 of the Prospectus and the first page of the Summary Prospectus.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies economically tied to Japan. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. Companies economically tied to Japan are broadly defined to include any company that meets one of the following tests:

•	its country of organization, its primary business office and/or the principal trading market of its stock are located in Japan

•	50% or more of its assets are located in Japan

•	50% or more of its revenues are derived from Japan

Fund investment performance will be derived primarily from stock selection. A strategic asset allocation process will be a secondary and less important contributor to the investment process. Security selection will be based upon an analysis of a company’s valuations relative to earnings forecasts or other valuation criteria, earnings growth prospects of a company, the quality of a company’s management and the unique competitive advantages of a company. Asset allocation will be reviewed based upon strategic views related to the growth prospects, valuations and pricing associated with Japan, as well as sectors.

Change in Management Fee and Expense Limitation

Effective June 1, 2011, the management fee rate the Fund pays to Henderson Global Investors (North America) Inc. will be reduced and the Fund’s expense limitation will be lowered.

The following table replaces the “Annual Fund Operating Expenses” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page twenty-four (24) of the Prospectus and page two (2) of the Summary Prospectus:

	Class A	Class C
Management Fees(a)	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.79%	0.79%
Total Annual Operating Expenses	1.79%	2.54%
Fee Waiver and/or Expense Reimbursement(b)	0.44%	0.44%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	2.10%

(a)	Management Fees have been restated to reflect a change in the management fee rate effective June 1, 2011.
(b)
The Fund’s adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses, less distribution and service fees, to 1.10% of the Fund’s average daily net assets.  The Fund’s Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2020.  The Fund’s adviser may discontinue the fee waiver or expense reimbursement in the Expense Limitation Agreement at any time after its expiration date.

The following table replaces the “Expense Example” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page twenty-four (24) of the Prospectus and the first page of the Summary Prospectus:

	1-Year	3-Year	5-Year	10-Year
Class A	$705	$978	$1,273	$2,130
Class C	$313	$658	$1,130	$2,455

You would pay the following expenses if you did not redeem your shares:

	1-Year	3-Year	5-Year	10-Year
Class A	$705	$978	$1,273	$2,130
Class C	$213	$658	$1,130	$2,455

The following information replaces the information with respect to the Fund in the third paragraph under “Investment Adviser and Subadviser” in the “Management of the Funds” section on page thirty-two (32) of the Prospectus:

Effective June 1, 2011, the Fund pays the Adviser a monthly fee at an annual rate of the Fund’s average daily net assets as set forth below:

Japan Focus Fund
0.75% for the first $500 million;
0.65% for the next $1 billion; and
0.60% for the balance thereafter.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

HENDERSON GLOBAL FUNDS

Henderson Global Opportunities Fund
Henderson Japan-Asia Focus Fund
(the “Funds”)

Supplement dated March 30, 2011
to the Statement of Additional Information dated November 30, 2010, as supplemented January 14, 2011

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

Change in Fund Name
Effective June 1, 2011, the “Henderson Global Opportunities Fund” will be renamed “Henderson Global Leaders Fund” and the “Henderson Japan-Asia Focus Fund” will be renamed “Henderson Japan Focus Fund.”

Change in Management Fee
Effective June 1, 2011, the management fee rate the Funds pay Henderson Global Investors (North America) Inc. will be reduced.

The following information replaces the information with respect to the Funds in the fifth paragraph under “Investment Adviser and Subadviser” in the “Investment Advisory and Other Services” section on pages forty-three (43) and forty-four (44) of the Statement of Additional Information:

The Funds pay the Adviser a monthly fee for providing investment advisory services at an annual rate of each Fund’s average daily net assets as set forth below:

Global Leaders Fund
0.80% for the first $500 million;
0.70% for the next $1 billion; and
0.65% for over $1.5 billion

Japan Focus Fund
0.75% for the first $500 million;
0.65% for the next $1 billion; and
0.60% for over $1.5 billion

The following information replaces the information with respect to the Funds in the seventh paragraph under “Investment Adviser and Subadviser” in the “Investment Advisory and Other Services” section on page forty-four (44) of the Statement of Additional Information:

The Adviser pays HIML a monthly fee for providing subadvisory services at an annual rate of the Fund’s average daily net assets as set forth below:

Global Leaders Fund
0.35% for the first $500 million of daily net assets;
0.25% for the next $1 billion of daily net assets; and
0.20% for average daily net assets over $1.5 billion

Japan Focus Fund
0.30% for the first $500 million of daily net assets;
0.20% for the next $1 billion of daily net assets; and
0.15% for average daily net assets over $1.5 billion

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.